BUSINESS AND BASIS OF PRESENTATION - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended							6 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended
	Aug. 01, 2012	Jul. 26, 2012	Dec. 13, 2006 Brand	Sep. 04, 2012	Dec. 25, 2012	Dec. 27, 2011	Jun. 11, 2013 Restaurants State	Jun. 11, 2013 Del Frisco's Double Eagle Steak House [Member] Restaurants	Dec. 25, 2012 Del Frisco's Double Eagle Steak House [Member] Restaurants	Jun. 11, 2013 Sullivan's [Member] Restaurants	Dec. 25, 2012 Sullivan's [Member] Restaurants	Jun. 11, 2013 Grille [Member] Location Restaurants	Dec. 25, 2012 Grille [Member] Restaurants	Aug. 01, 2012 Lone Star Fund [Member]	Dec. 25, 2012 IPO [Member]	Aug. 01, 2012 IPO [Member]	Jul. 26, 2012 IPO [Member]	Dec. 25, 2012 IPO [Member] Common Stock [Member]	Aug. 01, 2012 IPO [Member] Lone Star Fund [Member]
Business And Basis Of Presentation [Line Items]
Number of brands			4
Value of initial public offering																	$ 75,400
Number of common shares issued in initial public offering		5,800,000
Initial public offering price per share		$ 13.00
Closing date of IPO		August 1, 2012
Proceeds from initial public offering	70,122
Underwriting discounts and commissions	5,278
Offering costs	3,666
Common stock shares outstanding					23,794,667	17,994,667	23,794,667									23,794,667			17,994,667
Percentage of common stock outstanding																			75.60%
Converted common shares																		17,994,667
Preferred stock, shares authorized					10,000,000	10,000,000	10,000,000								10,000,000
Preferred stock par value					$ 0.001	$ 0.001	$ 0.001								$ 0.001
Common Stock, shares authorized					190,000,000	190,000,000	190,000,000								190,000,000
Common stock par value					$ 0.001	$ 0.001	$ 0.001								$ 0.001
Common stock, shares issued					23,794,667	17,994,667	23,794,667									23,794,667
Repayment of amount outstanding under credit facility	61,000
One time payment made for termination of asset advisory agreement														3,000
Write-off of unamortized debt issuance costs				$ 1,649	$ 1,649	$ 2,501
Number of restaurants owned and operated							35	10	10	19	19	6	5
Restaurant operated in number of states							19
Number of new locations opened												1